Segment Information (Revenues by Product Line) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										$ 18,017		$ 18,788		$ 18,752
Net investment income:
Securities available-for-sale and other										4,227		4,263		4,354
Equity securities, trading										4,364		(1,345)		(1,012)
Total net investment income										8,591		2,918		3,342
Net realized capital losses										(744)		(226)		(591)
Other revenues										258		253		267
Total revenues	7,700	6,332	[1]	4,565	7,525	5,531	4,596	5,359	6,247	26,122		21,733		21,770
Property & Casualty Commercial [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										6,259		6,127		5,744
Workers' Compensation [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										2,987		2,809		2,387
Property [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										505		528		547
Automobile [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										587		583		598
Package Business [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										1,160		1,145		1,124
Liability [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										562		540		540
Fidelity and Surety [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										205		215		224
Professional Liability [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										253		307		324
Consumer Markets [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										3,636	[2]	3,747	[2]	3,947	[2]
Automobile [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										2,526		2,619		2,806
Homeowners [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										1,110		1,128		1,141
Group Benefits [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										3,810		4,147		4,278
Group Disability [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										1,735		1,929		2,004
Group life [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										1,881		2,024		2,052
Other [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										194		194		222
Mutual Funds [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										599		649		664
Non-proprietary [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										487		541		561
Proprietary [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										112		108		103
Talcott Resolution [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										3,548		3,909		3,929
Property and Casualty Other Operations [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										(2)		0		1
Corporate [Member]
Segment Reporting Information [Line Items]
Earned premiums, fees and other considerations										$ 167		$ 209		$ 189

[1]	1] In periods of a net loss available to common shareholders, the Company uses basic weighted average common shares outstanding in the calculation of diluted loss per common share, since the inclusion of shares for warrants, stock compensation plans and the assumed conversion of the preferred shares to common would have been antidilutive to the earnings (loss) per common share calculation. In the absence of the net loss available to common shareholders, weighted average common shares outstanding and dilutive potential common shares would have totaled 485.8 million and 488.9 million for the three months ended June 30, 2012 and December 31, 2012, respectively. In addition, assuming the impact of mandatory convertible preferred shares was not antidilutive, weighted average common shares outstanding and dilutive potential common shares would have totaled 489.9 million, 482.7 million, 489.6 million, 494.1 million and 503.1 million for the three months ended March 31, 2012, September 30, 2012 December 31, 2011, September 30, 2011 and June 30, 2011, respectively.[2] As previously reported, the Company filed Amendment No. 1 on Form 10-Q/A to amend and restate its Quarterly Report on Form 10-Q for the three and nine months ended September 30, 2012 as originally filed with the Securities and Exchange Commission on November 1, 2012 (the "Restatement"). In the Restatement, which was filed prior to the announcement of the sale of HLIL, the Company recognized an estimated pre-tax reinsurance loss on disposition of $533 comprised of impairment to goodwill to the Individual Life business of $342 and a loss accrual for premium deficiency of $191 in the third quarter of 2012. This table reflects the impact of the Restatement and the reclassification of the Company's U.K. variable annuity business as discontinued operations as a result of the announcement of the sale of HLIL on June 27, 2013.
[2]	For 2012, 2011 and 2010, AARP members accounted for earned premiums of $2.8 billion, $2.8 billion and $2.9 billion, respectively.